MASSMUTUAL SELECT FUNDS
MassMutual Total Return Bond Fund
MassMutual Strategic Bond Fund
MassMutual Select BlackRock Global Allocation Fund
MassMutual Diversified Value Fund
MassMutual Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Equity Opportunities Fund
MassMutual Fundamental Growth Fund
MassMutual Blue Chip Growth Fund
MassMutual Growth Opportunities Fund
MassMutual Mid Cap Value Fund
MassMutual Small Cap Value Equity Fund
MassMutual Small Company Value Fund
MM S&P® Mid Cap Index Fund
MM Russell 2000® Small Cap Index Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MM MSCI EAFE® International Index Fund
MassMutual Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated April 13, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces similar information found in the third paragraph under the section titled About the Classes of Shares – I, R5, Service, Administrative, A, R4, and R3 Shares on page 153:
Class I, Class R5, Service Class, and Administrative Class shares are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions, or insurance companies. Advisory or fee-based programs sponsored by a broker-dealer or financial institution, such as a bank or trust company, may, by agreement with the Distributor or MML Advisers, make available to its program participants one or more of the above share classes. Class A, Class R4, and Class R3 shares are offered primarily through other distribution channels, such as broker-dealers or financial institutions. All Classes of shares are available for purchase by insurance company separate investment accounts, qualified plans under Section 401(a) of the Code, Code Section 403(b) plans, Code Section 457 plans, non-qualified deferred compensation plans, and other institutional investors.
Effective immediately, the following information replaces similar information found in the first paragraph under the heading Additional Information in the section titled About the Classes of Shares – I, R5, Service, Administrative, A, R4, and R3 Shares on page 153:
A plan or institutional investor will be permitted to purchase shares of a class based upon the expected size (over time), servicing needs, or distribution or servicing costs for the plan or institutional investor as determined by MML Distributors, LLC (the “Distributor”) or a financial intermediary, as applicable. A financial intermediary may, by agreement with the Distributor or MML Advisers, make available to its plan or institutional clients or its advisory or fee-based program participants shares of one class or a limited number of classes of the Funds. An investor should consult its financial intermediary for information (including expense information) regarding the share class(es) the intermediary will make available for purchase by the investor.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-22-05

MASSMUTUAL SELECT FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Supplement dated April 13, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces similar information found in the third paragraph under the section titled About the Classes of Shares – I, R5, Service, Administrative, A, R4, and R3 Shares on page 173:
Class I, Class R5, Service Class, and Administrative Class shares are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions, or insurance companies. Advisory or fee-based programs sponsored by a broker-dealer or financial institution, such as a bank or trust company, may, by agreement with the Distributor or MML Advisers, make available to its program participants one or more of the above share classes. Class A, Class R4, and Class R3 shares are offered primarily through other distribution channels, such as broker-dealers or financial institutions. All Classes of shares are available for purchase by insurance company separate investment accounts, qualified plans under Section 401(a) of the Code, Code Section 403(b) plans, Code Section 457 plans, non-qualified deferred compensation plans, and other institutional investors.
Effective immediately, the following information replaces similar information found in the first paragraph under the heading Additional Information in the section titled About the Classes of Shares – I, R5, Service, Administrative, A, R4, and R3 Shares on page 173:
A plan or institutional investor will be permitted to purchase shares of a class based upon the expected size (over time), servicing needs, or distribution or servicing costs for the plan or institutional investor as determined by MML Distributors, LLC (the “Distributor”) or a financial intermediary, as applicable. A financial intermediary may, by agreement with the Distributor or MML Advisers, make available to its plan or institutional clients or its advisory or fee-based program participants shares of one class or a limited number of classes of the Funds. An investor should consult its financial intermediary for information (including expense information) regarding the share class(es) the intermediary will make available for purchase by the investor.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-22-03